Related Party Transactions and Balances - Schedule of Amount Due to Related Parties (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
BAO [Member]
Schedule of Amount Due To Related Parties [Line Items]
Relationship	Mr. Lee is a sole director and shareholder
Nature of transactions	BAO reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.
Amount due to related parties			$ 2,709
Mr. Lee [Member]
Schedule of Amount Due To Related Parties [Line Items]
Nature of transactions	Mr. Lee from time to time, provides advances to the Company for working capital purposes.
Amount due to related parties	$ 335	$ 43	$ 335